Quarterly Holdings Report
for
Fidelity® Overseas Fund
July 31, 2025
OVE-NPRT3-0925
1.804876.121
Common Stocks - 97.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
JTC PLC (a)(b)	1,730,500	21,459,764
BELGIUM - 1.1%
Financials - 1.1%
Banks - 1.1%
KBC Group NV	731,590	76,609,553
CANADA - 1.8%
Information Technology - 1.8%
Software - 1.8%
Constellation Software Inc/Canada	33,000	113,849,048
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	62,100	4
Lumine Group Inc Subordinate Voting Shares (a)(c)	346,922	13,457,749

TOTAL CANADA		127,306,801
CHINA - 1.3%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	1,293,500	90,560,832
DENMARK - 2.5%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	517,600	24,072,543
Industrials - 1.8%
Air Freight & Logistics - 1.8%
DSV A/S	563,700	126,316,722
Materials - 0.4%
Chemicals - 0.4%
Novonesis Novozymes B Series B	471,536	30,696,790
TOTAL DENMARK		181,086,055
FRANCE - 10.2%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 1.0%
Accor SA	1,481,300	75,495,924
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA	34,100	83,705,994
LVMH Moet Hennessy Louis Vuitton SE	10,902	5,852,325
		89,558,319
TOTAL CONSUMER DISCRETIONARY		165,054,243

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	214,013	63,646,764
Industrials - 4.1%
Aerospace & Defense - 4.1%
Safran SA	554,800	182,946,097
Thales SA	401,900	108,108,676
		291,054,773
Information Technology - 1.0%
IT Services - 0.4%
Alten SA	318,856	26,071,892
Software - 0.6%
Dassault Systemes SE	1,365,800	44,868,248
TOTAL INFORMATION TECHNOLOGY		70,940,140

Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	676,551	133,102,325
TOTAL FRANCE		723,798,245
GERMANY - 13.4%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Deutsche Telekom AG	4,160,300	149,212,998
Financials - 5.6%
Capital Markets - 1.8%
Deutsche Boerse AG	453,291	131,176,714
Insurance - 3.8%
Allianz SE	368,701	145,702,544
Hannover Rueck SE	380,100	115,556,360
		261,258,904
TOTAL FINANCIALS		392,435,618

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	926,800	44,400,741
Industrials - 0.9%
Aerospace & Defense - 0.9%
MTU Aero Engines AG	151,000	65,171,878
Information Technology - 3.3%
Software - 3.3%
SAP SE	828,700	236,971,570
Materials - 0.9%
Construction Materials - 0.9%
Heidelberg Materials AG	288,100	66,463,160
TOTAL GERMANY		954,655,965
INDIA - 0.9%
Financials - 0.9%
Banks - 0.9%
HDFC Bank Ltd/Gandhinagar	2,902,100	66,655,556
INDONESIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	111,642,900	55,954,931
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	853,900	70,795,295
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (c)(e)	22,300	2,099,544
ITALY - 4.7%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	1,143,200	30,841,213
Financials - 3.3%
Banks - 3.3%
FinecoBank Banca Fineco SpA	2,656,600	56,753,647
UniCredit SpA	2,332,600	171,618,351
		228,371,998
Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(b)(c)	299,900	1,678,716
Pharmaceuticals - 0.8%
Recordati Industria Chimica e Farmaceutica SpA (e)	1,012,830	58,254,417
TOTAL HEALTH CARE		59,933,133

Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	293,100	12,028,106
TOTAL ITALY		331,174,450
JAPAN - 15.1%
Communication Services - 2.4%
Entertainment - 2.4%
Capcom Co Ltd	1,719,300	43,766,041
Nintendo Co Ltd	1,497,600	125,167,834
		168,933,875
Consumer Staples - 1.5%
Food Products - 1.5%
Ajinomoto Co Inc	4,397,800	116,350,133
Financials - 2.1%
Insurance - 2.1%
Tokio Marine Holdings Inc	3,697,500	148,465,436
Health Care - 1.7%
Health Care Equipment & Supplies - 1.7%
Hoya Corp	962,100	121,381,227
Industrials - 5.5%
Industrial Conglomerates - 2.8%
Hitachi Ltd	6,474,950	198,137,697
Machinery - 1.9%
Ebara Corp	1,539,200	28,107,072
Mitsubishi Heavy Industries Ltd	4,548,600	108,604,180
		136,711,252
Professional Services - 0.8%
BayCurrent Inc	930,600	53,435,095
TOTAL INDUSTRIALS		388,284,044

Information Technology - 1.9%
IT Services - 0.3%
TIS Inc	673,500	21,485,944
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	774,300	51,490,285
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	2,884,800	59,837,186
TOTAL INFORMATION TECHNOLOGY		132,813,415

TOTAL JAPAN		1,076,228,130
NETHERLANDS - 3.7%
Communication Services - 0.9%
Entertainment - 0.9%
Universal Music Group NV	2,248,873	64,693,157
Industrials - 1.7%
Professional Services - 1.1%
Wolters Kluwer NV	519,821	81,093,137
Trading Companies & Distributors - 0.6%
IMCD NV	365,524	40,178,538
TOTAL INDUSTRIALS		121,271,675

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	97,961	68,540,346
Software - 0.1%
Topicus.com Inc (c)	69,488	9,528,522
TOTAL INFORMATION TECHNOLOGY		78,068,868

TOTAL NETHERLANDS		264,033,700
SPAIN - 4.3%
Financials - 4.3%
Banks - 4.3%
Banco Santander SA	19,721,900	169,426,735
CaixaBank SA	14,553,300	136,921,979

TOTAL SPAIN		306,348,714
SWEDEN - 1.4%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	1,577,972	27,870,507
Industrials - 1.0%
Machinery - 1.0%
Indutrade AB	2,761,316	67,247,004
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(f)	129,627	2,701,208
TOTAL SWEDEN		97,818,719
SWITZERLAND - 1.2%
Financials - 0.9%
Capital Markets - 0.9%
Partners Group Holding AG	44,670	60,577,415
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	293,200	28,170,529
TOTAL SWITZERLAND		88,747,944
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	3,256,000	125,070,833
UNITED KINGDOM - 16.5%
Consumer Discretionary - 3.2%
Hotels, Restaurants & Leisure - 3.2%
Compass Group PLC	4,008,798	140,867,056
InterContinental Hotels Group PLC	769,963	88,576,696
		229,443,752
Financials - 5.1%
Banks - 1.8%
NatWest Group PLC	18,605,900	129,154,401
Capital Markets - 3.3%
3i Group PLC	2,416,700	132,053,732
London Stock Exchange Group PLC	841,200	102,538,154
		234,591,886
TOTAL FINANCIALS		363,746,287

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
ConvaTec Group PLC (a)(b)	9,919,500	30,575,838
Industrials - 6.7%
Aerospace & Defense - 3.7%
BAE Systems PLC	2,703,700	64,512,017
Rolls-Royce Holdings PLC	13,307,400	188,871,674
		253,383,691
Professional Services - 2.1%
Intertek Group PLC	681,600	44,467,659
RELX PLC	2,027,800	105,366,696
		149,834,355
Trading Companies & Distributors - 0.9%
Diploma PLC	884,895	62,872,648
TOTAL INDUSTRIALS		466,090,694

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Halma PLC	1,807,482	77,626,902
TOTAL UNITED KINGDOM		1,167,483,473
UNITED STATES - 15.7%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (c)	50,500	31,640,269
Financials - 4.1%
Capital Markets - 1.4%
S&P Global Inc	183,705	101,239,826
Financial Services - 1.2%
Visa Inc Class A	251,900	87,023,893
Insurance - 1.5%
Marsh & McLennan Cos Inc	510,700	101,731,440
TOTAL FINANCIALS		289,995,159

Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Alcon AG	1,134,120	100,280,084
Industrials - 5.4%
Commercial Services & Supplies - 1.6%
Waste Connections Inc	594,400	110,995,277
Electrical Equipment - 2.3%
Schneider Electric SE	637,800	165,058,443
Professional Services - 1.5%
Experian PLC	2,057,800	108,427,030
TOTAL INDUSTRIALS		384,480,750

Materials - 4.4%
Chemicals - 1.5%
Linde PLC	235,500	108,391,230
Construction Materials - 2.9%
Amrize Ltd	948,570	47,951,104
CRH PLC	831,500	79,366,675
Holcim AG	948,570	75,648,397
		202,966,176
TOTAL MATERIALS		311,357,406

TOTAL UNITED STATES		1,117,753,668
TOTAL COMMON STOCKS (Cost $4,918,212,598)		6,945,642,172

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	97,631,276	97,650,802
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	5,989,501	5,990,100
TOTAL MONEY MARKET FUNDS (Cost $103,640,902)			103,640,902

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $5,021,853,500)	7,049,283,074
NET OTHER ASSETS (LIABILITIES) - 0.8%	56,689,956
NET ASSETS - 100.0%	7,105,973,030

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $67,172,067 or 0.9% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,714,318 or 0.8% of net assets.

(c)	Non-income producing.
(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,701,208 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	8,571,872

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	150,014,624	1,117,198,988	1,169,562,810	3,544,304	-	-	97,650,802	97,631,276	0.2%
Fidelity Securities Lending Cash Central Fund	13,619,083	218,519,695	226,148,678	140,263	-	-	5,990,100	5,989,501	0.0%
Total	163,633,707	1,335,718,683	1,395,711,488	3,684,567	-	-	103,640,902

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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